Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Ncl Holdings Asa	Dec. 31, 2011 Ncl Holdings Asa
Income Taxes [Line Items]
Taxable losses available for carry forward		$ 110.5	$ 116.9
US federal income tax rate	35.00%
Withholding tax rate	30.00%